The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 102.60%
COMMON STOCKS - 44.56%
AEROSPACE & DEFENSE - 2.30%
L3 Technologies, Inc.	338,746	$69,907,012
ASSET MANAGEMENT & CUSTODY BANKS - 1.68%
Oaktree Capital Group LLC (e)	1,028,533	51,066,664
BIOTECHNOLOGY - 2.53%
Celgene Corporation (a)(e)	815,194	76,905,402
BROADCASTING - 1.38%
Discovery Communications, Inc. Class C (a)	133,231	3,386,732
Fox Corporation Class A (a)	1	37
Fox Corporation Class B (a)(e)	1,075,234	38,579,402
		41,966,171
BUILDING PRODUCTS - 1.41%
USG Corporation	990,308	42,880,336
COMMUNICATIONS EQUIPMENT - 2.99%
ARRIS International plc (a)(b)(e)	2,750,822	86,953,483
Quantenna Communications, Inc. (a)	154,235	3,752,538
		90,706,021
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.50%
WABCO Holdings, Inc. (a)	114,700	15,120,901
DATA PROCESSING & OUTSOURCED SERVICES - 8.79%
First Data Corporation Class A (a)	6,293,614	165,333,240
Travelport Worldwide Ltd. (b)	131,256	2,064,657
Worldpay, Inc. Class A (a)	874,696	99,277,996
		266,675,893
DIVERSIFIED CHEMICALS - 1.64%
DowDuPont, Inc. (e) (l)	934,700	49,828,857
GOLD - 3.47%
Goldcorp, Inc. (b)(e)	9,201,286	105,262,712
INTEGRATED TELECOMMUNICATION SERVICES - 0.47%
AT&T, Inc. (e)	453,909	14,234,586
INTERNET & DIRECT MARKETING RETAIL - 0.01%
Liberty Expedia Holdings, Inc. Class A (a)	4,439	189,989
LIFE & HEALTH INSURANCE - 0.04%
Genworth Financial, Inc. Class A (a)	306,379	1,173,432
MANAGED HEALTH CARE - 0.62%
WellCare Health Plans, Inc. (a)	69,858	18,844,196
MOVIES & ENTERTAINMENT - 1.27%
The Walt Disney Company (e)	345,776	38,391,550
OIL & GAS EXPLORATION & PRODUCTION - 0.66%
EnCana Corporation (b)(e)	2,762,955	20,003,794
OIL & GAS STORAGE & TRANSPORTATION - 1.98%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	2,276,354	60,210,132
REGIONAL BANKS - 2.63%
SunTrust Banks, Inc. (e)	1,346,612	79,786,761
REITs - 0.41%
Brookfield Property REIT, Inc. Class A	600,931	12,313,076
SEMICONDUCTOR EQUIPMENT - 0.61%
Versum Materials, Inc. (l)	369,691	18,599,154
SEMICONDUCTORS - 1.24%
Integrated Device Technology, Inc. (a)	153,793	7,534,319
Mellanox Technologies Ltd. (a)(b)(e) (l)	255,000	30,181,800
		37,716,119
STEEL - 0.15%
SunCoke Energy Partners LP	353,334	4,399,008
SYSTEMS SOFTWARE - 7.78%
Dell Technologies, Inc. Class C (a) (l)	407,200	23,898,568
Red Hat, Inc. (a)(e)	1,161,707	212,243,869
		236,142,437
TOTAL COMMON STOCKS (Cost $1,324,973,026)		1,352,324,203

SPECIAL PURPOSE ACQUISITION COMPANIES - 5.72% (a)
Alberton Acquisition Corporation (b)	472,825	4,704,609
Black Ridge Acquisition Corporation	286,249	2,921,257
CF Finance Acquisition Corporation	390,691	3,985,048
ChaSerg Technology Acquisition Corporation Class A (f)	439,436	4,339,430
CM Seven Star Acquisition Corporation (b)(f)	776,395	8,020,160
Collier Creek Holdings Class A (b)	195,000	1,938,300
FinTech Acquisition Corporation III Class A	328,770	3,205,507
Forum Merger II Corporation Class A	334,654	3,316,388
GigCapital, Inc.	300,000	3,060,000
Gordon Pointe Acquisition Corporation (f)	424,801	4,339,342
Graf Industrial Corporation	434,606	4,276,523
Hennessy Capital Acquisition Corporation IV	175,540	1,769,443
Legacy Acquisition Corporation Class A	247,158	2,481,466
Leisure Acquisition Corporation (f)	500,080	5,025,804
Longevity Acquisition Corporation (b)(k)	300,000	2,997,000
Megalith Financial Acquisition Corporation Class A	260,768	2,602,465
Modern Media Acquisition Corporation	711,578	7,371,948
Monocle Acquisition Corporation (f)	204,085	2,050,034
Mudrick Capital Acquisition Corporation Class A	428,413	4,318,403
Opes Acquisition Corporation	299,301	3,037,905
Pensare Acquisition Corporation	955,723	9,796,161
Pivotal Acquisition Corporation	495,651	5,050,684
Pure Acquisition Corporation (f)	687,660	6,910,983
Saban Capital Acquisition Corporation Class A (b)	630,945	6,486,115
Thunder Bridge Acquisition Ltd. Class A (b)	1,103,937	11,260,157
Tiberius Acquisition Corporation	311,172	3,136,614
TKK Symphony Acquisition Corporation (b)(f)	399,444	3,960,487
Trident Acquisitions Corporation Class A	1,071,790	10,921,540
Trinity Merger Corporation Class A	1,119,455	11,440,830
Tuscan Holdings Corporation	610,840	6,369,840
Twelve Seas Investment Company (b)(f)	467,667	4,688,362
Vantage Energy Acquisition Corporation Class A	1,127,507	11,523,122
VectoIQ Acquisition Corporation (f)	620,727	6,216,581
SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $167,306,110)		173,522,508

CLOSED-END FUNDS - 12.00% (a)(e)
Altaba, Inc.	4,915,644	364,347,533
TOTAL CLOSED-END FUNDS (Cost $296,669,270)		364,347,533

PREFERRED STOCKS - 0.02%
Colony Capital, Inc., 8.750%, Series E	18,334	461,467
TOTAL PREFERRED STOCKS (Cost $469,690)		461,467

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	891,153	26,735
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		26,735

RIGHTS - 0.01% (a)
Black Ridge Acquisition Corporation
Expiration: July 2019	286,249	100,187
Modern Media Acquisition Corporation
Expiration: July 2019	477,700	157,641
TOTAL RIGHTS (Cost $288,596)		257,828

WARRANTS - 0.06% (a)
Agiliti, Inc.
Expiration: July 2022, Exercise Price: $11.50 (f)	64,360	40,225
Black Ridge Acquisition Corporation
Expiration: July 2024, Exercise Price: $11.50	286,249	85,875
ChaSerg Technology Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	219,718	142,817
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	65,000	79,950
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	164,385	149,590
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	434,606	143,420
Modern Media Acquisition Corporation
Expiration: May 2022, Exercise Price: $11.50	238,850	74,044
Mudrick Capital Acquisition Corporation Class A
Expiration: February 2025, Exercise Price: $11.50	428,413	235,627
Pensare Acquisition Corporation
Expiration: July 2022, Exercise Price: $11.50	303,761	60,752
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50 (f)	342,226	400,404
Thunder Bridge Acquisition Ltd. Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	338,801	243,937
Tiberius Acquisition Corporation
Expiration: February 2021, Exercise Price: $11.50	311,172	136,916
TOTAL WARRANTS (Cost $1,897,553)		1,793,557

	Principal Amount
BANK LOANS - 1.81% (f)(j)
Tribune Media Company
5.499% (1 Month LIBOR + 3.000%), 1/27/2024	$28,757,000		28,792,946
Zayo Group LLC
4.499% (1 Month LIBOR + 2.000%), 1/19/2021	26,393,092		26,285,936
TOTAL BANK LOANS (Cost $54,874,394)			55,078,882

CORPORATE BONDS - 6.16% (f)
Arconic, Inc.
5.400%, 4/15/2021	7,553,000		7,792,355
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	8,779,000		9,281,159
Dynegy, Inc.
5.875%, 6/1/2023	15,354,000		15,757,042
EIG Investors Corporation
10.875%, 2/1/2024	16,610,000		17,565,075
First Data Corporation
5.750%, 1/15/2024 (h)	17,852,000		18,423,264
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	13,535,000		14,634,719
Multi-Color Corporation
4.875%, 11/1/2025 (h)	7,811,000		8,084,385
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	2,935,000		2,942,337
6.500%, 6/1/2022	1,939,000		1,912,339
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000		12,110,145
Rent-A-Center, Inc.
6.625%, 11/15/2020	7,517,000		7,535,792
4.750%, 5/1/2021	12,832,000		12,607,440
T-Mobile USA, Inc.
6.500%, 1/15/2024	9,842,000		10,235,680
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	14,621,000		15,248,241
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	7,192,000		7,371,800
Univar USA, Inc.
6.750%, 7/15/2023 (h)	24,763,000		25,431,601
TOTAL CORPORATE BONDS (Cost $186,412,000)			186,933,374

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.01% (a)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $55.00	1,624	$7,748,104	11,368
Expiration: June 2019, Exercise Price: $55.00	382	1,822,522	16,426
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $287.00	2,181	61,608,888	273,715
			301,509
PURCHASED PUT OPTIONS - 0.06% (a)
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $45.00	647	3,086,837	91,227
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $45.00	3,806	20,289,786	22,836
Expiration: April 2019, Exercise Price: $47.50	5,543	29,549,733	77,602
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $278.00	3,845	108,613,560	1,282,308
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: April 2019, Exercise Price: $30.00	6,272	19,280,128	323,008
Technology Select Sector SPDR Fund
Expiration: April 2019, Exercise Price: $68.00	3,155	23,347,000	31,550
Expiration: May 2019, Exercise Price: $69.00	1,964	14,533,600	108,020
			1,936,551
TOTAL PURCHASED OPTIONS (Cost $4,524,027)			2,238,060

	Principal Amount
ESCROW NOTES - 0.01% (a)(d)(g)
AMR Corporation	$1,243,406		248,681
T-Mobile USA, Inc.	7,594,000		–
TOTAL ESCROW NOTES (Cost $93,712)			248,681

	Shares
SHORT-TERM INVESTMENTS - 32.18%
MONEY MARKET FUNDS - 31.68% (c)
First American Government Obligations Fund, Institutional Share Class, 2.29% (e)	148,182,000	148,182,000
Goldman Sachs Financial Square Funds - Government Fund, Institutional Share Class, 2.30%	148,182,000	148,182,000
The Government & Agency Portfolio, Institutional Share Class, 2.32%	148,182,000	148,182,000
JPMorgan Prime Money Market Fund, Institutional Share Class, 2.55%	72,288,159	72,308,972
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 2.33%	148,182,000	148,182,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 2.32%	148,182,000	148,182,000
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Share Class, 2.29%	148,182,000	148,182,000
		961,400,972
	Principal Amount
U.S. TREASURY BILLS - 0.50% (e)(f)
United States Treasury Bills
2.37%, 4/18/2019	$881,000	880,006
2.42%, 5/2/2019	140,000	139,716
2.44%, 5/30/2019	6,175,000	6,151,243
2.42%, 7/11/2019	27,000	26,821
2.41%, 9/12/2019	5,920,000	5,856,304
2.37%, 9/19/2019	2,355,000	2,328,458
		15,382,548
TOTAL SHORT-TERM INVESTMENTS (Cost $976,782,822)		976,783,520
TOTAL LONG INVESTMENTS (Cost $3,014,291,200) - 102.60%		3,114,016,348
	Shares
SHORT INVESTMENTS - (30.16)%
COMMON STOCKS - (29.94)%
AEROSPACE & DEFENSE - (2.32)%
Harris Corporation	(440,368)	(70,331,173)
AIRLINES - (0.01)%
American Airlines Group, Inc.	(11,395)	(361,905)
ASSET MANAGEMENT & CUSTODY BANKS - (0.85)%
Brookfield Asset Management, Inc. Class A (b)	(553,864)	(25,837,755)
BROADCASTING - (0.64)%
Discovery Communications, Inc. Class A	(133,231)	(3,599,902)
Fox Corporation Class A	(433,099)	(15,899,064)
		(19,498,966)
DATA PROCESSING & OUTSOURCED SERVICES - (8.59)%
Fidelity National Information Services, Inc.	(812,324)	(91,873,844)
Fiserv, Inc.	(1,910,516)	(168,660,353)
		(260,534,197)
GOLD - (3.30)%
Newmont Mining Corporation	(2,798,660)	(100,108,068)
INTERNET & DIRECT MARKETING RETAIL - (10.35)%
Alibaba Group Holding Ltd. - ADR	(1,720,795)	(313,959,048)
Expedia Group, Inc.	(1,597)	(190,043)
		(314,149,091)
MANAGED HEALTH CARE - (0.41)%
Centene Corporation	(236,112)	(12,537,547)
PHARMACEUTICALS - (1.18)%
Bristol-Myers Squibb Company	(752,023)	(35,879,017)
REGIONAL BANKS - (1.76)%
BB&T Corporation	(1,148,045)	(53,418,534)
REITs - (0.33)%
Brookfield Property Partners LP (b)	(488,190)	(10,042,068)
SEMICONDUCTOR EQUIPMENT - (0.06)%
Entegris, Inc.	(52,117)	(1,860,056)
KLA-Tenor Corporation	(1)	(120)
		(1,860,176)
STEEL - (0.14)%
SunCoke Energy, Inc.	(493,440)	(4,189,306)
TOTAL COMMON STOCKS (Proceeds $759,948,576)		(908,747,803)

EXCHANGE-TRADED FUNDS - (0.22)%
VanEck Vectors Gold Miners ETF	(300,166)	(6,729,722)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,947,706)		(6,729,722)

TOTAL SHORT INVESTMENTS
(Proceeds $766,896,283) - (30.16)%		(915,477,525)
TOTAL NET INVESTMENTS
(Cost $2,247,394,918) - 72.44%		2,198,538,823
OTHER ASSETS IN EXCESS OF LIABILITIES - 27.56%		836,628,529
TOTAL NET ASSETS - 100.00%		$3,035,167,352

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2019, these securities represent 3.16% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of March 31, 2019, this common stock had a cost of $57,736,820 and its market value represented 1.98% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (n) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2019.
(k)	Affiliated Issuer. Please see below note for more information.
Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.
Investments in affiliated companies for the Fund for the period January 1, 2019 to March 31, 2019, are shown below:

Name of issuer	Number of shares held at December 31, 2018	Gross additions	Gross reductions	Number of shares held at March 31, 2019
Longevity Acquisition Corporation	-	300,000	-	300,000
	Value at March 31, 2019	Amount of dividends for the period	Net increase in unrealized appreciation for the period	Realized capital gain/(loss) for the period
	$2,997,000	$-	$3,000	$-

(l)	This security is held in connection with a written option contract.
(m)	As of March 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:
Total Portfolio
Tax Cost (1)	$2,236,315,115

Gross unrealized appreciation(2)	$146,714,040
Gross unrealized depreciation(2)	(195,317,017)
Net unrealized depreciation	$(48,602,977)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Includes investments, open written options, forward currency contacts and open swap contacts appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(n)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at March 31, 2019. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,292,114,071	$-	$60,210,132	$1,352,324,203
Special Purpose Acquisition Companies	127,971,325	45,551,183	-	173,522,508
Closed End Funds	364,347,533	-	-	364,347,533
Preferred Stocks	461,467	-	-	461,467
Contingent Value Rights	-	-	26,735	26,735
Rights	257,828	-	-	257,828
Warrants	1,272,978	520,579	-	1,793,557
Bank Loans	-	55,078,882	-	55,078,882
Corporate Bonds	-	186,933,374	-	186,933,374
Purchased Option Contracts	2,238,060	-	-	2,238,060
Escrow Notes	-	-	248,681	248,681
Short-Term Investments	961,400,972	15,382,548	-	976,783,520
Swap Contracts**	-	840,627	-	840,627
Total	$2,750,064,234	$304,307,193	$60,485,548	$3,114,856,975

Liabilities
Short Common Stock*	$(908,747,803)	$-	$-	$(908,747,803)
Exchange-Traded Funds	(6,729,722)	-	-	(6,729,722)
Written Option Contracts	(10,264,865)	(382,500)	-	(10,647,365)
Forward Currency Exchange Contracts**	-	(167,251)	-	(167,251)
Swap Contracts**	-	(852,696)	-	(852,696)
Total	$(925,742,390)	$(1,402,447)	$-	$(927,144,837)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2019, the value of these securities was $60,485,548. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers into or out of level 3 securities during the period ended March 31, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights		Escrow Notes	Total Investment
Balance as of December 31, 2018	$59,773,482	$26,735		$1,927,279	$61,727,496
Purchases on Investments*		-		-	-
(Sales) of Investments	-	-		-	-
Realized (Gain) Loss	-	-		-	-
Transfers Into Level 3	-	-		-	-
(Transfer Out) of Level 3	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	436,650	-	**	(1,678,598)	(1,241,948)
Balance as of March 31, 2019	$60,210,132	$26,735		$248,681	$60,485,548

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2019.	$436,650	$-	**	$(1,092,755)	$(656,105)

* Includes receipts from corporate actions.
** Amount less than $0.50.

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2019 totals $(1,241,948).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2019 are as follows:

Description	Fair Value at March 31, 2019		Valuation Technique	Unobservable Input
Common Stock	$60,210,132		Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections
Escrow Note	$-	*	Projected Final Distribution**	Discount of Projected Distribution

*	Amount less than $0.50.
**
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these assets were $275,416. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (n).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Alibaba Group Holding Ltd. - ADR
Expiration: June 2019, Exercise Price: $170.00	(1,471)	$(26,838,395)	$(2,647,800)
BB&T Corporation
Expiration: May 2019, Exercise Price: $47.00	(1,800)	(8,375,400)	(197,100)
Expiration: June 2019, Exercise Price: $47.00	(1,120)	(5,211,360)	(162,400)
Expiration: June 2019, Exercise Price: $48.00	(3,035)	(14,121,855)	(279,220)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $65.00	(1,624)	(7,748,104)	(1,624)
Expiration: June 2019, Exercise Price: $65.00	(382)	(1,822,522)	(1,146)
Dell Technologies, Inc. Class C
Expiration: April 2019, Exercise Price: $52.50	(963)	(5,651,847)	(616,320)
Expiration: April 2019, Exercise Price: $55.00	(3,109)	(18,246,721)	(1,243,600)
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $50.00	(3,804)	(20,279,124)	(1,399,872)
Expiration: April 2019, Exercise Price: $52.50	(5,543)	(29,549,733)	(986,654)
Mellanox Technologies Ltd.
Expiration: April 2019, Exercise Price: $117.50 (a)(b)	(2,550)	(30,181,800)	(382,500)
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $280.00	(2,181)	(61,608,888)	(1,134,120)
Versum Materials, Inc.
Expiration: April 2019, Exercise Price: $47.50	(2,465)	(12,401,415)	(739,500)
WABCO Holdings, Inc.
Expiration: September 2019, Exercise Price: $135.00	(1,147)	(13,575,892)	(137,640)
			(9,929,496)
WRITTEN PUT OPTIONS
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $39.00	(647)	(3,086,837)	(14,234)
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $270.00	(3,845)	(108,613,560)	(703,635)
			(717,869)
TOTAL WRITTEN OPTIONS
(Premiums received $11,079,803)			$(10,647,365)

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
(a) Foreign Security.
(b) Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2019 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered		USD Value at March 31, 2019	Currency to be Received		USD Value at March 31, 2019	Unrealized Appreciation (Depreciation)*
4/10/2019	JPM	14,212,973	AUD	$10,094,432	10,172,264	USD	$10,172,264	$77,832
5/9/2019	JPM	990,213	AUD	703,663	695,050	USD	695,050	(8,613)
5/29/2019	JPM	5,938,267	AUD	4,221,443	4,240,657	USD	4,240,657	19,214
4/12/2019	JPM	36,551,356	EUR	41,050,029	41,401,721	USD	41,401,721	351,692
9/25/2019	JPM	3,814,746	EUR	4,344,714	4,380,091	USD	4,380,091	35,377
6/6/2019	JPM	2,694,283	GBP	3,521,483	3,465,837	USD	3,465,837	(55,646)
7/2/2019	JPM	49,884,830	GBP	65,282,816	65,474,142	USD	65,474,142	191,326
7/2/2019	JPM	66,061,483	USD	66,061,483	49,884,830	GBP	65,282,816	(778,667)
5/8/2019	JPM	12,412,275	HKD	1,583,252	1,583,486	USD	1,583,486	234
				$196,863,315			$196,696,064	$(167,251)

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2019 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	BTG plc	1/9/2020	Pay	0.300% +3 Month LIBOR	Quarterly	320,748	$3,383,694	$97,865
BAML	Gemalto NV	5/31/2019	Pay	0.350% +1 Month LIBOR	Monthly	716,495	41,821,813	(867,352)
JPM	Healthscope Ltd.	1/15/2020	Pay	0.400% +3 Month LIBOR	Quarterly	5,784,082	9,743,611	225,723
JPM	Hopewell Holdings Ltd.	3/7/2020	Pay	0.400% +3 Month LIBOR	Quarterly	319,904	1,491,210	79,711
JPM	Innogy SE	7/18/2019	Pay	0.400% +3 Month LIBOR	Quarterly	100,072	4,273,413	347,716
JPM	MYOB Group Ltd.	1/3/2020	Pay	0.400% +3 Month LIBOR	Quarterly	291,239	682,412	5,244
JPM	Navitas Ltd.	2/20/2020	Pay	0.400% +3 Month LIBOR	Quarterly	1,019,445	4,093,373	84,368

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2020	Pay	(4.500)% +1 Month LIBOR	Monthly	(112,741)	(2,333,739)	14,656
								$(12,069)
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).